Equity Equity - Net Income (Loss) Attributable to The AES Corporation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Net income (loss) attributable to The AES Corporation	$ (903)	$ 421	$ (179)	$ 115	$ (632)	$ 343	$ 28	$ (148)	$ (546)	$ (409)	$ 46
Transfers from the noncontrolling interest:
Net transfers (to) from noncontrolling interest									0	(16)	171
Change from net income (loss) attributable to The AES Corporation and transfers (to) from noncontrolling interests									(546)	(425)	217
Additional Paid-in Capital [Member]
Transfers from the noncontrolling interest:
Increase (decrease) in The AES Corporation's paid-in capital for sale of subsidiary shares									78	(7)	260
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests									(78)	(9)	(89)
Retained Earnings [Member]
Transfers from the noncontrolling interest:
Increase (decrease) in The AES Corporation's paid-in capital for sale of subsidiary shares									0	0	0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests									$ 0	$ 0	$ 0